Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0001 par value per share
Amount Registered | shares	111,732
Maximum Aggregate Offering Price	$ 1,007,822.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.18
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional common stock, par value $0.0001 per share (the “Common Stock”) of NeOnc Technologies Holdings, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.
(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Common Stock on December 9, 2025.
(3)	The Company will not receive any proceeds from the sale of its Common Stock by the Selling Stockholder.
(4)	All the Common Stock are to be offered for resale by the Selling Stockholder named in the prospectus contained in this Registration Statement on Form S-1.